New or revised IFRSs not yet adopted	12 Months Ended
Dec. 31, 2025
New or revised IFRSs not yet adopted

24. New or revised IFRSs not yet adopted

Standard / Amendment	Effective Date (mandatory)	Summary
IFRS 9 & IFRS 7 — Classification and Measurement	1 Jan 2026	Classification/measurement refinements & related disclosures
IFRS 9 & IFRS 7 — Contracts Referencing Nature-dependent Electricity	1 Jan 2026	Targeted PPA/nature-dependent electricity contract guidance
Annual Improvements to IFRS Accounting Standards — Volume 11	1 Jan 2026	Narrow clarifications and consistency improvements
Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures	Effective date has been removed temporarily by the IASB.	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
IFRS 18	1 Jan 2027	Presentation and Disclosure in Financial Statements
IFRS 19	1 Jan 2027	Subsidiaries without Public Accountability : Disclosures
IAS 21	1 Jan 2027	Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21)

The directors anticipate that the application of all new and amendments to IFRSs will have no material impact on the financial statements in the foreseeable future.

OIO Group

Notes to the Consolidated Financial Statements for the Financial Years ended December 31, 2025 and 2024